Employee Benefit Plans (Fair Value Measurements) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 246.2	$ 272.6
Quoted Prices in Active Markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.9	6.2
Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	242.7	266.0
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.6	0.4
Money Market Account [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.9	6.2
Money Market Account [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.9	6.2
Money Market Account [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Money Market Account [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Mutual funds and real estate investment trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	242.7	266.0
Mutual funds and real estate investment trusts [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Mutual funds and real estate investment trusts [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	242.7	266.0
Mutual funds and real estate investment trusts [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Limited Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.6	0.4
Limited Partnerships [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Limited Partnerships [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Limited Partnerships [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0.6	$ 0.4